Schedule of Investments (unaudited)	iShares® Russell 2500 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
Axon Enterprise Inc.(a)	5,385	$501,720
BWX Technologies Inc.	7,364	405,683
Curtiss-Wright Corp.(b)	3,089	407,933
Hexcel Corp.	6,759	353,563
Howmet Aerospace Inc.	30,081	946,048
Huntington Ingalls Industries Inc.	3,154	687,004
Mercury Systems Inc.(a)	4,506	289,871
Spirit AeroSystems Holdings Inc., Class A(b)	8,417	246,618
Textron Inc.	17,238	1,052,725
Woodward Inc.	4,701	434,796
		5,325,961
Air Freight & Logistics — 0.1%
GXO Logistics Inc.(a)	8,311	359,617
Airlines — 0.3%
Alaska Air Group Inc.(a)	9,979	399,659
American Airlines Group Inc.(a)	51,790	656,697
Copa Holdings SA, Class A, NVS(a)(b)	2,493	157,982
JetBlue Airways Corp.(a)(b)	25,733	215,385
		1,429,723
Auto Components — 0.5%
BorgWarner Inc.	19,141	638,735
Gentex Corp.	18,952	530,087
Lear Corp.	4,767	600,118
QuantumScape Corp.(a)(b)	19,651	168,802
		1,937,742
Automobiles — 0.2%
Harley-Davidson Inc.	10,851	343,543
Thor Industries Inc.	4,269	319,022
		662,565
Banks — 2.6%
Bank of Hawaii Corp.	3,173	236,071
Bank OZK	9,453	354,771
BOK Financial Corp.	2,366	178,822
Comerica Inc.	10,537	773,205
Commerce Bancshares Inc.	8,835	580,018
Cullen/Frost Bankers Inc.	4,680	544,986
East West Bancorp. Inc.	11,408	739,238
First Citizens BancShares Inc./NC, Class A	983	642,666
First Hawaiian Inc.	10,247	232,709
First Horizon Corp.	42,458	928,132
FNB Corp.	27,997	304,048
PacWest Bancorp.	9,355	249,404
Pinnacle Financial Partners Inc.	6,033	436,246
Popular Inc.	6,045	465,042
Prosperity Bancshares Inc.	7,137	487,243
Signature Bank/New York NY	4,971	890,853
Synovus Financial Corp.	11,613	418,649
Umpqua Holdings Corp.	17,334	290,691
Webster Financial Corp.	14,388	606,454
Western Alliance Bancorp.	8,511	600,877
Wintrust Financial Corp.	4,833	387,365
Zions Bancorp. NA	12,013	611,462
		10,958,952
Beverages — 0.1%
Boston Beer Co. Inc. (The), Class A, NVS(a)	762	230,863
Security	Shares	Value

Biotechnology — 1.1%
Exact Sciences Corp.(a)	14,102	$555,478
Exelixis Inc.(a)(b)	25,351	527,808
Ionis Pharmaceuticals Inc.(a)	11,370	420,917
Mirati Therapeutics Inc.(a)(b)	3,489	234,217
Natera Inc.(a)	6,928	245,528
Neurocrine Biosciences Inc.(a)	7,645	745,235
Novavax Inc.(a)(b)	6,257	321,797
Sarepta Therapeutics Inc.(a)	6,774	507,779
Ultragenyx Pharmaceutical Inc.(a)(b)	5,430	323,954
United Therapeutics Corp.(a)	3,579	843,355
		4,726,068
Building Products — 1.5%
A O Smith Corp.	10,343	565,555
Advanced Drainage Systems Inc.	4,898	441,163
Allegion PLC	7,025	687,748
Armstrong World Industries Inc.	3,757	281,625
AZEK Co. Inc. (The)(a)	9,260	155,012
Builders FirstSource Inc.(a)	13,786	740,308
Carlisle Companies Inc.	4,126	984,505
Fortune Brands Home & Security Inc.	10,465	626,644
Hayward Holdings Inc.(a)	5,587	80,397
Lennox International Inc.	2,612	539,613
Owens Corning	7,816	580,807
Trex Co. Inc.(a)(b)	9,216	501,535
		6,184,912
Capital Markets — 2.1%
Affiliated Managers Group Inc.	3,096	360,994
Carlyle Group Inc. (The)	16,700	528,722
Cboe Global Markets Inc.	8,495	961,549
Evercore Inc., Class A	3,050	285,510
FactSet Research Systems Inc.	3,045	1,171,016
Invesco Ltd.	27,907	450,140
Janus Henderson Group PLC	11,111	261,220
Jefferies Financial Group Inc.	16,900	466,778
Lazard Ltd., Class A	7,608	246,575
LPL Financial Holdings Inc.(b)	6,388	1,178,458
MarketAxess Holdings Inc.	2,996	767,006
Morningstar Inc.	1,968	475,921
Robinhood Markets Inc., Class A(a)	44,821	368,429
SEI Investments Co.	8,404	453,984
Stifel Financial Corp.	8,317	465,918
Virtu Financial Inc., Class A	7,370	172,532
		8,614,752
Chemicals — 1.0%
Ashland Global Holdings Inc.	4,086	421,062
Axalta Coating Systems Ltd.(a)	16,928	374,278
Chemours Co. (The)	12,451	398,681
Element Solutions Inc.	18,580	330,724
Ginkgo Bioworks Holdings Inc.(a)(b)	66,195	157,544
Huntsman Corp.	16,060	455,301
NewMarket Corp.	486	146,267
Olin Corp.	11,286	522,316
RPM International Inc.	10,295	810,422
Scotts Miracle-Gro Co. (The)	3,255	257,113
Valvoline Inc.	14,451	416,622
		4,290,330
Commercial Services & Supplies — 0.5%
Clean Harbors Inc.(a)	4,112	360,499
Driven Brands Holdings Inc.(a)	4,420	121,727

Schedule of Investments (unaudited) (continued)	iShares® Russell 2500 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
IAA Inc.(a)	10,796	$353,785
MSA Safety Inc.	2,972	359,820
Stericycle Inc.(a)	7,378	323,525
Tetra Tech Inc.	4,298	586,892
		2,106,248
Communications Equipment — 0.6%
Ciena Corp.(a)	12,205	557,769
F5 Inc.(a)	4,876	746,223
Juniper Networks Inc.	25,779	734,701
Lumentum Holdings Inc.(a)	5,561	441,655
Viasat Inc.(a)	5,676	173,856
		2,654,204
Construction & Engineering — 0.9%
AECOM	10,686	696,941
MasTec Inc.(a)	4,833	346,333
MDU Resources Group Inc.	16,137	435,538
Quanta Services Inc.	11,445	1,434,516
Valmont Industries Inc.	1,695	380,748
WillScot Mobile Mini Holdings Corp.(a)	17,351	562,519
		3,856,595
Construction Materials — 0.1%
Eagle Materials Inc.	3,144	345,651
Consumer Finance — 0.4%
Credit Acceptance Corp.(a)(b)	560	265,109
OneMain Holdings Inc.	9,187	343,410
SLM Corp.	21,752	346,727
SoFi Technologies Inc.(a)	64,129	337,960
Upstart Holdings Inc.(a)(b)	5,919	187,159
		1,480,365
Containers & Packaging — 1.4%
AptarGroup Inc.	5,282	545,155
Ardagh Group SA(a)	885	10,381
Ardagh Metal Packaging SA	8,599	52,454
Avery Dennison Corp.	6,533	1,057,497
Berry Global Group Inc.(a)	10,520	574,813
Crown Holdings Inc.	9,466	872,481
Graphic Packaging Holding Co.	23,448	480,684
Packaging Corp. of America	7,414	1,019,425
Sealed Air Corp.	11,758	678,672
Silgan Holdings Inc.	6,746	278,947
Sonoco Products Co.	7,849	447,707
		6,018,216
Distributors — 0.3%
Pool Corp.	3,129	1,098,999
Diversified Consumer Services — 0.6%
ADT Inc.	13,004	79,975
Bright Horizons Family Solutions Inc.(a)	4,766	402,822
Grand Canyon Education Inc.(a)	2,565	241,597
H&R Block Inc.	13,261	468,379
Mister Car Wash Inc.(a)(b)	6,287	68,403
Service Corp. International.	12,385	856,051
Terminix Global Holdings Inc.(a)	9,802	398,451
		2,515,678
Diversified Financial Services — 0.1%
Voya Financial Inc.	7,104	422,901
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent Inc.(a)	19,756	465,056
Security	Shares	Value

Electric Utilities — 0.7%
Hawaiian Electric Industries Inc.	8,781	$359,143
IDACORP Inc.	4,059	429,929
NRG Energy Inc.	18,922	722,253
OGE Energy Corp.	16,108	621,125
Pinnacle West Capital Corp.	9,045	661,370
		2,793,820
Electrical Equipment — 1.0%
Acuity Brands Inc.	2,780	428,231
ChargePoint Holdings Inc., Class A(a)(b)	16,021	219,327
Hubbell Inc.	4,295	767,001
nVent Electric PLC	13,325	417,472
Plug Power Inc.(a)(b)	41,652	690,174
Regal Rexnord Corp.	5,369	609,489
Sensata Technologies Holding PLC	12,512	516,871
Sunrun Inc.(a)	16,531	386,164
Vertiv Holdings Co.	24,486	201,275
		4,236,004
Electronic Equipment, Instruments & Components — 1.1%
Arrow Electronics Inc.(a)	5,305	594,637
Avnet Inc.	7,829	335,708
Cognex Corp.	13,988	594,770
Coherent Inc.(a)	1,983	527,914
II-VI Inc.(a)(b)	8,485	432,311
IPG Photonics Corp.(a)	2,800	263,564
Jabil Inc.	11,120	569,455
Littelfuse Inc.	1,939	492,584
National Instruments Corp.	10,548	329,414
TD SYNNEX Corp.	3,444	313,748
Vontier Corp.(b)	12,980	298,410
		4,752,515
Energy Equipment & Services — 0.1%
NOV Inc.	31,572	533,883
Entertainment — 0.5%
AMC Entertainment Holdings Inc., Class A(a)(b)	41,689	564,886
Liberty Media Corp.-Liberty Formula One, Class A(a)	1,695	98,259
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	16,101	1,021,930
Madison Square Garden Sports Corp.(a)	1,521	229,671
Playtika Holding Corp.(a)	8,294	109,813
Take-Two Interactive Software Inc.(a)	1	123
World Wrestling Entertainment Inc., Class A	3,453	215,778
		2,240,460
Equity Real Estate Investment Trusts (REITs) — 5.2%
American Campus Communities Inc.	11,150	718,841
American Homes 4 Rent, Class A	24,336	862,468
Americold Realty Trust Inc.	21,535	646,911
Apartment Income REIT Corp.	12,653	526,365
Brixmor Property Group Inc.	24,011	485,262
Camden Property Trust	8,221	1,105,560
Cousins Properties Inc.	11,967	349,795
CubeSmart	17,995	768,746
Douglas Emmett Inc.	13,560	303,473
EastGroup Properties Inc.	3,318	512,067
EPR Properties	5,960	279,703
Equity LifeStyle Properties Inc.	14,250	1,004,198
Federal Realty Investment Trust	6,311	604,215
First Industrial Realty Trust Inc.	10,569	501,816
Gaming and Leisure Properties Inc.	18,982	870,515
Healthcare Trust of America Inc., Class A	18,067	504,250

Schedule of Investments (unaudited) (continued)	iShares® Russell 2500 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Highwoods Properties Inc.	8,334	$284,939
Host Hotels & Resorts Inc.	56,802	890,655
Hudson Pacific Properties Inc.	11,329	168,122
Iron Mountain Inc.	23,162	1,127,758
JBG SMITH Properties	9,307	220,018
Kilroy Realty Corp.	9,375	490,594
Kimco Realty Corp.	48,408	957,026
Lamar Advertising Co., Class A	6,928	609,456
Life Storage Inc.	6,778	756,832
Medical Properties Trust Inc.	47,906	731,525
National Retail Properties Inc.	14,053	604,279
National Storage Affiliates Trust	6,848	342,879
Omega Healthcare Investors Inc.	18,957	534,398
Park Hotels & Resorts Inc.	18,660	253,216
Rayonier Inc.(b)	11,690	436,972
Regency Centers Corp.	13,749	815,453
Rexford Industrial Realty Inc.	13,297	765,774
SL Green Realty Corp.	5,074	234,165
Spirit Realty Capital Inc.	10,646	402,206
STORE Capital Corp.	20,281	528,929
Vornado Realty Trust	14,204	406,092
		21,605,473
Food & Staples Retailing — 0.7%
Albertsons Companies Inc., Class A	12,954	346,131
BJ's Wholesale Club Holdings Inc.(a)	10,737	669,130
Casey's General Stores Inc.	2,990	553,090
Grocery Outlet Holding Corp.(a)	7,077	301,692
Performance Food Group Co.(a)	12,267	564,037
U.S. Foods Holding Corp.(a)	17,918	549,724
		2,983,804
Food Products — 0.8%
Darling Ingredients Inc.(a)	12,835	767,533
Flowers Foods Inc.	15,118	397,906
Freshpet Inc.(a)	3,647	189,243
Ingredion Inc.	5,343	471,039
Lamb Weston Holdings Inc.	11,565	826,435
Pilgrim's Pride Corp.(a)	3,929	122,702
Post Holdings Inc.(a)	4,485	369,340
Seaboard Corp.(b)	20	77,651
		3,221,849
Gas Utilities — 0.3%
National Fuel Gas Co.	7,070	466,973
UGI Corp.	16,777	647,760
		1,114,733
Health Care Equipment & Supplies — 1.1%
DENTSPLY SIRONA Inc.	17,284	617,557
Enovis Corp.(a)	3,896	214,280
Envista Holdings Corp.(a)	13,102	504,951
Globus Medical Inc., Class A(a)	6,341	355,984
ICU Medical Inc.(a)	1,618	265,983
Integra LifeSciences Holdings Corp.(a)	5,842	315,643
Masimo Corp.(a)	4,043	528,299
Novocure Ltd.(a)(b)	8,334	579,213
Penumbra Inc.(a)(b)	2,870	357,373
QuidelOrtho Corp.(a)	3,985	387,262
Tandem Diabetes Care Inc.(a)	5,185	306,900
		4,433,445
Health Care Providers & Services — 1.2%
Acadia Healthcare Co. Inc.(a)(b)	7,144	483,149
Security	Shares	Value

Health Care Providers & Services (continued)
agilon health Inc.(a)(b)	13,906	$303,568
Amedisys Inc.(a)	2,565	269,633
Chemed Corp.	1,178	552,941
DaVita Inc.(a)	4,711	376,692
Encompass Health Corp.	7,899	442,739
Guardant Health Inc.(a)	7,452	300,614
Henry Schein Inc.(a)	11,002	844,294
Oak Street Health Inc.(a)	9,396	154,470
Premier Inc., Class A	9,496	338,817
Signify Health Inc., Class A(a)	5,473	75,527
Tenet Healthcare Corp.(a)	8,574	450,649
Universal Health Services Inc., Class B	5,236	527,318
		5,120,411
Health Care Technology — 0.3%
Certara Inc.(a)	9,457	202,947
Change Healthcare Inc.(a)	20,273	467,495
Definitive Healthcare Corp.(a)(b)	1,765	40,472
Doximity Inc., Class A(a)	7,735	269,333
Teladoc Health Inc.(a)	12,953	430,169
		1,410,416
Hotels, Restaurants & Leisure — 1.4%
Aramark	18,700	572,781
Boyd Gaming Corp.	6,466	321,684
Choice Hotels International Inc.	2,715	303,075
Churchill Downs Inc.	2,925	560,225
Hyatt Hotels Corp., Class A(a)	4,102	303,179
Marriott Vacations Worldwide Corp.	3,286	381,833
Norwegian Cruise Line Holdings Ltd.(a)(b)	30,694	341,317
Penn National Gaming Inc.(a)(b)	13,372	406,776
Planet Fitness Inc., Class A(a)	6,771	460,496
Six Flags Entertainment Corp.(a)	6,189	134,301
Travel + Leisure Co.	6,747	261,919
Vail Resorts Inc.	3,245	707,572
Wendy's Co. (The)	13,923	262,866
Wyndham Hotels & Resorts Inc.	7,301	479,822
Wynn Resorts Ltd.(a)	8,569	488,262
		5,986,108
Household Durables — 0.8%
Leggett & Platt Inc.	10,732	371,113
Mohawk Industries Inc.(a)	4,242	526,390
Newell Brands Inc.	30,451	579,787
PulteGroup Inc.(b)	19,072	755,823
Tempur Sealy International Inc.	13,818	295,291
Toll Brothers Inc.	8,847	394,576
TopBuild Corp.(a)	2,637	440,801
		3,363,781
Household Products — 0.1%
Reynolds Consumer Products Inc.	4,357	118,816
Spectrum Brands Holdings Inc.	3,214	263,612
		382,428
Independent Power and Renewable Electricity Producers — 0.3%
Brookfield Renewable Corp., Class A	10,279	366,035
Vistra Corp.	34,204	781,562
		1,147,597
Insurance — 2.7%
Alleghany Corp.(a)	1,050	874,755
American Financial Group Inc./OH	5,428	753,461
Assurant Inc.	4,046	699,351
Assured Guaranty Ltd.	4,966	277,053

Schedule of Investments (unaudited) (continued)	iShares® Russell 2500 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Axis Capital Holdings Ltd.	6,242	$356,356
Brighthouse Financial Inc.(a)	6,048	248,089
Brown & Brown Inc.	18,969	1,106,651
Erie Indemnity Co., Class A, NVS	2,022	388,608
Everest Re Group Ltd.	3,122	875,034
First American Financial Corp.	8,391	444,052
Globe Life Inc.	7,300	711,531
Hanover Insurance Group Inc. (The)	2,855	417,544
Kemper Corp.	5,034	241,129
Lincoln National Corp.	13,825	646,595
Old Republic International Corp.	22,763	508,981
Primerica Inc.	3,084	369,124
Reinsurance Group of America Inc.	5,390	632,193
RenaissanceRe Holdings Ltd.	3,511	549,015
Ryan Specialty Group Holdings Inc., Class A(a)	6,634	259,986
Unum Group	16,156	549,627
White Mountains Insurance Group Ltd.(b)	232	289,102
		11,198,237
Interactive Media & Services — 0.1%
IAC/InterActiveCorp.(a)	6,275	476,712
TripAdvisor Inc.(a)	8,301	147,758
		624,470
Internet & Direct Marketing Retail — 0.1%
Wayfair Inc., Class A(a)	6,215	270,725
IT Services — 1.7%
Affirm Holdings Inc.(a)(b)	14,162	255,766
Amdocs Ltd.	9,833	819,187
Concentrix Corp.	3,463	469,721
DXC Technology Co.(a)	19,734	598,138
Euronet Worldwide Inc.(a)	3,883	390,591
Genpact Ltd.	14,562	616,846
Globant SA(a)	3,284	571,416
Jack Henry & Associates Inc.	5,823	1,048,256
Kyndryl Holdings Inc.(a)	14,537	142,172
Shift4 Payments Inc., Class A(a)	3,562	117,760
Switch Inc., Class A	11,662	390,677
Thoughtworks Holding Inc.(a)	6,867	96,893
Toast Inc., Class A(a)	18,236	235,974
Western Union Co. (The)	31,038	511,196
WEX Inc.(a)	3,623	563,594
Wix.com Ltd.(a)	4,331	283,897
		7,112,084
Leisure Products — 0.5%
Brunswick Corp./DE	6,158	402,610
Mattel Inc.(a)	28,171	629,058
Peloton Interactive Inc., Class A(a)	24,025	220,550
Polaris Inc.	4,557	452,419
YETI Holdings Inc.(a)	6,990	302,457
		2,007,094
Life Sciences Tools & Services — 1.4%
10X Genomics Inc., Class A(a)(b)	7,032	318,198
Azenta Inc.	5,962	429,860
Bio-Techne Corp.	3,121	1,081,863
Bruker Corp.	8,555	536,912
Charles River Laboratories International Inc.(a)	4,046	865,723
Maravai LifeSciences Holdings Inc., Class A(a)	8,810	250,292
QIAGEN NV(a)	18,200	859,040
Repligen Corp.(a)	4,461	724,466
Security	Shares	Value

Life Sciences Tools & Services (continued)
Sotera Health Co.(a)	8,157	$159,796
Syneos Health Inc., Class A(a)	8,265	592,435
		5,818,585
Machinery — 2.0%
AGCO Corp.	5,007	494,191
Allison Transmission Holdings Inc.	7,797	299,795
Crane Holdings Co.	3,794	332,203
Donaldson Co. Inc.	9,859	474,612
Esab Corp.	3,825	167,344
Flowserve Corp.	10,482	300,100
Gates Industrial Corp. PLC(a)	7,904	85,442
Graco Inc.	13,466	800,015
ITT Inc.	6,671	448,558
Lincoln Electric Holdings Inc.	4,519	557,464
Middleby Corp. (The)(a)(b)	4,386	549,829
Nordson Corp.	4,648	940,941
Oshkosh Corp.	5,246	430,906
Pentair PLC.	13,180	603,249
Snap-on Inc.	4,219	831,269
Timken Co. (The)	5,027	266,682
Toro Co. (The)	8,363	633,832
		8,216,432
Marine — 0.1%
Kirby Corp.(a)	4,805	292,336
Media — 0.7%
Altice USA Inc., Class A(a)(b)	16,875	156,094
Cable One Inc.	456	587,930
Interpublic Group of Companies Inc. (The)	31,547	868,489
New York Times Co. (The), Class A	13,264	370,066
News Corp., Class A, NVS(a)	31,132	485,036
News Corp., Class B(a)	9,723	154,498
Nexstar Media Group Inc., Class A	3,135	510,629
		3,132,742
Metals & Mining — 1.1%
Alcoa Corp.	14,866	677,592
Cleveland-Cliffs Inc.(a)(b)	41,813	642,666
MP Materials Corp.(a)	7,319	234,793
Reliance Steel & Aluminum Co.	4,945	839,958
Royal Gold Inc.	5,286	564,439
SSR Mining Inc.	17,101	285,587
Steel Dynamics Inc.	14,357	949,716
U.S. Steel Corp.	20,789	372,331
		4,567,082
Mortgage Real Estate Investment — 0.5%
AGNC Investment Corp.	42,129	466,368
Annaly Capital Management Inc.	125,693	742,846
New Residential Investment Corp.	34,409	320,692
Starwood Property Trust Inc.	23,559	492,147
		2,022,053
Multi-Utilities — 0.2%
NiSource Inc.	32,670	963,438
Multiline Retail — 0.3%
Kohl's Corp.	10,322	368,392
Macy's Inc.	22,957	420,572
Nordstrom Inc.	9,144	193,213
Ollie's Bargain Outlet Holdings Inc.(a)	5,034	295,748
		1,277,925

Schedule of Investments (unaudited) (continued)	iShares® Russell 2500 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 1.9%
Antero Midstream Corp.	27,067	$244,956
Antero Resources Corp.(a)	23,576	722,605
APA Corp.	27,043	943,801
Chesapeake Energy Corp.	10,233	829,896
DTE Midstream LLC(a)	7,817	383,189
Enviva Inc.	2,469	141,276
EQT Corp.	29,570	1,017,208
HF Sinclair Corp.	12,101	546,481
New Fortress Energy Inc.	3,886	153,769
Ovintiv Inc.	20,731	916,103
PDC Energy Inc.	7,632	470,208
Range Resources Corp.(a)	21,209	524,923
Southwestern Energy Co.(a)	89,155	557,219
Texas Pacific Land Corp.	459	683,001
		8,134,635
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	6,566	344,124
Personal Products — 0.1%
Coty Inc., Class A(a)	27,910	223,559
Olaplex Holdings Inc.(a)	10,025	141,252
		364,811
Pharmaceuticals — 0.5%
Jazz Pharmaceuticals PLC(a)	4,905	765,229
Organon & Co.	20,498	691,807
Perrigo Co. PLC.	10,833	439,495
		1,896,531
Professional Services — 1.3%
Booz Allen Hamilton Holding Corp.	10,533	951,762
CACI International Inc., Class A(a)	1,869	526,647
Clarivate PLC(a)	38,647	535,647
Dun & Bradstreet Holdings Inc.(a)(b)	20,280	304,808
FTI Consulting Inc.(a)	2,693	487,029
KBR Inc.	11,182	541,097
ManpowerGroup Inc.	4,228	323,062
Nielsen Holdings PLC	28,710	666,646
Robert Half International Inc.	8,632	646,451
Science Applications International Corp.	4,444	413,736
		5,396,885
Real Estate Management & Development — 0.4%
Howard Hughes Corp. (The)(a)(b)	3,106	211,363
Jones Lang LaSalle Inc.(a)	3,961	692,620
Opendoor Technologies Inc.(a)(b)	36,939	173,983
WeWork Inc., Class A(a)(b)	10,483	52,625
Zillow Group Inc., Class A(a)	4,695	149,348
Zillow Group Inc., Class C, NVS(a)	13,222	419,799
		1,699,738
Road & Rail — 0.7%
AMERCO	724	346,239
Avis Budget Group Inc.(a)	2,399	352,845
Hertz Global Holdings Inc.(a)	18,793	297,681
Knight-Swift Transportation Holdings Inc.	12,719	588,762
Landstar System Inc.	2,943	427,971
Lyft Inc., Class A(a)	24,725	328,348
Ryder System Inc.	3,987	283,316
Schneider National Inc., Class B	4,236	94,802
XPO Logistics Inc.(a)	8,098	390,000
		3,109,964
Security	Shares	Value

Semiconductors & Semiconductor Equipment — 0.9%
Allegro MicroSystems Inc.(a)	3,329	$68,877
Cirrus Logic Inc.(a)	4,589	332,886
Entegris Inc.	10,883	1,002,651
First Solar Inc.(a)(b)	8,570	583,874
Lattice Semiconductor Corp.(a)	10,946	530,881
MKS Instruments Inc.	4,477	459,474
Universal Display Corp.	3,497	353,687
Wolfspeed Inc.(a)	9,321	591,417
		3,923,747
Software — 4.1%
Alteryx Inc., Class A(a)	4,758	230,382
AppLovin Corp., Class A(a)(b)	18,037	621,194
Aspen Technology Inc.(a)	2,253	413,831
Avalara Inc.(a)	6,953	490,882
Bentley Systems Inc., Class B(b)	13,600	452,880
Bill.com Holdings Inc.(a)(b)	7,758	852,915
Black Knight Inc.(a)	12,467	815,217
CCC Intelligent Solutions Holdings Inc.(a)	13,640	125,488
CDK Global Inc.	9,132	500,160
Ceridian HCM Holding Inc.(a)	10,881	512,277
Confluent Inc., Class A(a)	10,018	232,818
Coupa Software Inc.(a)	6,069	346,540
Dolby Laboratories Inc., Class A	5,169	369,894
DoubleVerify Holdings Inc.(a)(b)	4,846	109,859
Dropbox Inc., Class A(a)	22,610	474,584
Dynatrace Inc.(a)	15,946	628,910
Elastic NV(a)	6,117	413,937
Fair Isaac Corp.(a)	2,023	811,021
Five9 Inc.(a)	5,541	505,007
Guidewire Software Inc.(a)	6,746	478,899
Informatica Inc. , Class A(a)(b)	2,732	56,744
Jamf Holding Corp.(a)	4,448	110,177
Mandiant Inc.(a)	18,525	404,215
Manhattan Associates Inc.(a)	5,062	580,105
nCino Inc.(a)(b)	4,519	139,727
NCR Corp.(a)	10,233	318,349
New Relic Inc.(a)	4,162	208,308
NortonLifeLock Inc.	45,451	998,104
Nutanix Inc., Class A(a)	16,950	247,979
Paycor HCM Inc.(a)(b)	3,896	101,296
Paylocity Holding Corp.(a)	3,203	558,667
Pegasystems Inc.	3,386	161,986
Procore Technologies Inc.(a)	4,932	223,863
PTC Inc.(a)	8,451	898,679
RingCentral Inc., Class A(a)	6,801	355,420
SentinelOne Inc., Class A(a)	13,829	322,631
Smartsheet Inc., Class A(a)	10,095	317,286
Teradata Corp.(a)	8,407	311,143
UiPath Inc., Class A(a)	30,098	547,483
Zendesk Inc.(a)	9,746	721,886
		16,970,743
Specialty Retail — 1.2%
AutoNation Inc.(a)	3,199	357,520
Carvana Co., Class A(a)	8,413	189,965
Dick's Sporting Goods Inc.	4,477	337,431
Five Below Inc.(a)	4,402	499,319
Floor & Decor Holdings Inc., Class A(a)	8,281	521,372
GameStop Corp., Class A(a)(b)	5,369	656,629
Gap Inc. (The)	15,921	131,189
Leslie's Inc.(a)	12,708	192,907

Schedule of Investments (unaudited) (continued)	iShares® Russell 2500 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Lithia Motors Inc.(b)	2,284	$627,666
Penske Automotive Group Inc.	2,214	231,784
Petco Health & Wellness Co. Inc.(a)(b)	4,551	67,082
RH(a)	1,403	297,801
Victoria's Secret & Co.(a)	6,670	186,560
Williams-Sonoma Inc.	5,576	618,657
		4,915,882
Technology Hardware, Storage & Peripherals — 0.1%
Pure Storage Inc., Class A(a)	22,640	582,074
Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings Ltd.(a)	11,609	476,085
Carter's Inc.	3,177	223,915
Columbia Sportswear Co.	2,941	210,517
Deckers Outdoor Corp.(a)	2,181	556,918
Hanesbrands Inc.	28,056	288,696
PVH Corp.	5,417	308,227
Ralph Lauren Corp.	3,664	328,478
Skechers U.S.A. Inc., Class A(a)	10,733	381,880
Tapestry Inc.	21,172	646,170
Under Armour Inc., Class A(a)	15,571	129,707
Under Armour Inc., Class C, NVS(a)(b)	17,266	130,876
		3,681,469
Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp.	24,831	312,871
New York Community Bancorp. Inc.	36,959	337,436
TFS Financial Corp.	4,055	55,675
UWM Holdings Corp.(b)	7,610	26,939
		732,921
Trading Companies & Distributors — 0.6%
Air Lease Corp.	8,380	280,144
Core & Main Inc., Class A(a)(b)	4,630	103,249
MSC Industrial Direct Co. Inc., Class A	3,708	278,508
SiteOne Landscape Supply Inc.(a)(b)	3,582	425,792
Univar Solutions Inc.(a)	13,502	335,795
Watsco Inc.	2,639	630,246
WESCO International Inc.(a)	3,593	384,810
		2,438,544
Security	Shares	Value

Water Utilities — 0.2%
Essential Utilities Inc.	18,567	$851,297
Total Common Stocks — 56.0%
(Cost: $258,848,075)		233,558,693

Investment Companies

Exchange Traded Funds — 43.8%
iShares Russell 2000 ETF(b)(c)	1,079,519	182,827,338
Total Investment Companies — 43.8%
(Cost: $210,993,434)		182,827,338
Total Long-Term Investments — 99.8%
(Cost: $469,841,509)		416,386,031

Short-Term Securities

Money Market Funds — 46.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	193,511,399	193,492,048
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	500,000	500,000
Total Short-Term Securities — 46.5%
(Cost: $194,002,452)		193,992,048
Total Investments in Securities — 146.3%
(Cost: $663,843,961)		610,378,079
Liabilities in Excess of Other Assets — (46.3)%		(193,162,522)
Net Assets — 100.0%		$417,215,557

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$110,837,007	$82,644,184	(a)	$—	$21,512	$(10,655)	$193,492,048	193,511,399	$224,331	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	440,000	60,000	(a)	—	—	—	500,000	500,000	873		—
iShares Russell 2000 ETF	181,091,247	48,539,063		(13,755,177)	798,856	(33,846,651)	182,827,338	1,079,519	482,564		—
					$820,368	$(33,857,306)	$376,819,386		$707,768		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Russell 2500 ETF
June 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-mini Russell 2000 Index	5	09/16/22	$43	$(3,580)
Russell 2000 E-Mini Index	9	09/16/22	768	(9,005)
S&P Mid 400 E-Mini Index	2	09/16/22	454	(7,762)
				$(20,347)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$233,548,312	$10,381	$—	$233,558,693
Investment Companies	182,827,338	—	—	182,827,338
Money Market Funds	193,992,048	—	—	193,992,048
	$610,367,698	$10,381	$—	$610,378,079
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(20,347)	$—	$—	$(20,347)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust